UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check one.): [X] is a restatement.

               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cadinha & Co., LLC
Address:	900 Fort Street Mall, Suite 1240
		Honolulu, Hawaii  96813

13F File Number:	28-4292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:
	Patricia Y. Phares,	Honolulu, HI	96813

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:  3,226,032

Form 13F Information Table Value Total:  $159,064 (x $1,000)

(SEC USE ONLY)
Page 1 of 1			Name of Rept Mgr:Patricia Phares
Name	Title	CUSIP	Fair Mkt Val	Shares	(a) Sole	(b)
(c)	Instr V	(a)	(b)	(C)
Albertson	COM	013104104	9986000	300334	X
N/A	X
Exxon	COM	30231G102	17156000	217682	X
N/A	X
Gen. Elec.	COM	369604103	13919000	266385	X
N/A	X
Intel	COM	458140100	11595000	86732	X
N/A	X
Lucent Tech.	COM	549463107	16345000	279396	X
N/A	X
Microsoft	COM	594918104	11198000	139969	X
N/A	X
Raytheon CL B	COM	755111408	7101000	368898	X
N/A	X
S&P 500	X	COM	78462F103	19366000	133300	X
N/A	X
Schering Plough	COM	806605101	10086000	199230	X
N/A	X
Schlumberger	COM	806857108	11496000	154046	X
N/A	X
Staples		COM	855030102	6243000	406040	X
N/A	X
Walgreen Co.	COM	931422109	14829000	461613	X
N/A	X
Worldcom	COM	98157D106	9744000	212407	X
N/A	X
COLUMN TOTALS			159064000	3226032